INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Inventory [Line Items]
Raw materials	$ 3,621	$ 2,510
Work in process	149	89
Finished goods	2,781	2,643
Total inventory	$ 6,551	$ 5,242